PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks – 96.1% of Net Assets

	Aerospace & Defense – 1.4%
158,242	Boeing Co. (The)(a)(b)	$19,159,941
41,278	HEICO Corp.(b)	5,943,207
99,992	L3Harris Technologies, Inc.(b)	20,781,337
552,963	Raytheon Technologies Corp.(b)	45,265,551

		91,150,036

	Air Freight & Logistics – 0.6%
35,472	FedEx Corp.(b)	5,266,528
36,648	GXO Logistics, Inc.(a)	1,284,879
216,722	United Parcel Service, Inc., Class B(b)	35,009,272

		41,560,679

	Airlines – 0.2%
153,012	Alaska Air Group, Inc.(a)(b)	5,990,420
714,692	JetBlue Airways Corp.(a)(b)	4,738,408
144,851	United Airlines Holdings, Inc.(a)(b)	4,712,003

		15,440,831

	Auto Components – 0.1%
36,852	Autoliv, Inc.(b)	2,455,449
106,265	Goodyear Tire & Rubber Co. (The)(a)(b)	1,072,214

		3,527,663

	Automobiles – 2.5%
1,177,145	Ford Motor Co.(b)	13,184,024
385,943	General Motors Co.(b)	12,384,911
516,081	Tesla, Inc.(a)(b)	136,890,485

		162,459,420

	Banks – 3.3%
266,138	Associated Banc-Corp(b)	5,344,051
2,293,674	Bank of America Corp.(b)	69,268,955
780,278	JPMorgan Chase & Co.(b)	81,539,051
24,698	Signature Bank(b)	3,729,398
1,290,822	Wells Fargo & Co.(b)	51,916,861

		211,798,316

	Beverages – 1.8%
703,688	Keurig Dr Pepper, Inc.(b)	25,206,104
208,661	Monster Beverage Corp.(a)(b)	18,145,160
461,541	PepsiCo, Inc.(b)	75,351,184

		118,702,448

	Biotechnology – 2.1%
401,673	AbbVie, Inc.(b)	53,908,533
8,614	Alnylam Pharmaceuticals, Inc.(a)(b)	1,724,178
135,807	Amgen, Inc.(b)	30,610,898
57,306	Biogen, Inc.(a)(b)	15,300,702
25,770	BioMarin Pharmaceutical, Inc.(a)	2,184,523

Shares	Description	Value (†)

Common Stocks – continued

	Biotechnology – continued
16,697	Exact Sciences Corp.(a)	$542,486
49,266	Ionis Pharmaceuticals, Inc.(a)(b)	2,179,035
75,616	Moderna, Inc.(a)(b)	8,941,592
27,863	Seagen, Inc.(a)(b)	3,812,494
72,554	Vertex Pharmaceuticals, Inc.(a)(b)	21,007,285

		140,211,726

	Building Products – 0.3%
468,955	Carrier Global Corp.(b)	16,676,040
20,800	Lennox International, Inc.(b)	4,631,536

		21,307,576

	Capital Markets – 2.4%
43,798	Blackstone, Inc.(b)	3,665,892
424,536	Charles Schwab Corp. (The)(b)	30,511,402
28,906	FactSet Research Systems, Inc.(b)	11,565,580
247,065	Intercontinental Exchange, Inc.(b)	22,322,323
86,329	KKR & Co., Inc.(b)	3,712,147
474,198	Morgan Stanley(b)	37,466,384
41,804	MSCI, Inc.(b)	17,632,509
95,399	S&P Global, Inc.(b)	29,130,085

		156,006,322

	Chemicals – 1.5%
83,434	Ashland, Inc.(b)	7,923,727
71,767	Celanese Corp.(b)	6,483,431
335,148	Corteva, Inc.(b)	19,153,708
295,277	Dow, Inc.(b)	12,971,519
125,392	Eastman Chemical Co.(b)	8,909,102
63,650	Ingevity Corp.(a)(b)	3,859,099
167,820	LyondellBasell Industries NV, Class A(b)	12,633,490
125,903	Mosaic Co. (The)(b)	6,084,892
38,624	Nutrien Ltd.(b)	3,220,469
66,451	Olin Corp.(b)	2,849,419
95,921	RPM International, Inc.(b)	7,991,178
195,010	Valvoline, Inc.(b)	4,941,553

		97,021,587

	Commercial Services & Supplies – 0.8%
122,157	Copart, Inc.(a)(b)	12,997,505
69,341	Waste Connections, Inc.(b)	9,370,049
206,119	Waste Management, Inc.(b)	33,022,325

		55,389,879

	Communications Equipment – 0.8%
29,460	Ciena Corp.(a)(b)	1,191,068
1,243,711	Cisco Systems, Inc.(b)	49,748,440

		50,939,508

	Construction Materials – 0.2%
48,861	Martin Marietta Materials, Inc.(b)	15,737,640

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.5%
121,623	Ally Financial, Inc.(b)	$3,384,768
188,425	Discover Financial Services(b)	17,131,601
445,997	Synchrony Financial(b)	12,572,656

		33,089,025

	Containers & Packaging – 0.4%
54,360	Avery Dennison Corp.(b)	8,844,372
60,185	Crown Holdings, Inc.(b)	4,876,791
120,587	Sonoco Products Co.(b)	6,840,900
213,615	WestRock Co.(b)	6,598,567

		27,160,630

	Distributors – 0.2%
107,529	Genuine Parts Co.(b)	16,056,230

	Diversified Consumer Services – 0.1%
67,454	Service Corp. International(b)	3,894,794

	Diversified Financial Services – 1.9%
433,144	Berkshire Hathaway, Inc., Class B(a)(b)	115,658,111
133,431	Voya Financial, Inc.(b)	8,072,575

		123,730,686

	Diversified Telecommunication Services – 0.9%
319,876	Liberty Global PLC, Class C(a)(b)	5,277,954
738,114	Lumen Technologies, Inc.(b)	5,373,470
1,220,225	Verizon Communications, Inc.(b)	46,331,943

		56,983,367

	Electric Utilities – 1.4%
323,243	Alliant Energy Corp.(b)	17,128,647
544,798	American Electric Power Co., Inc.(b)	47,097,787
138,237	Evergy, Inc.(b)	8,211,278
349,526	FirstEnergy Corp.(b)	12,932,462
153,399	OGE Energy Corp.(b)	5,592,927

		90,963,101

	Electrical Equipment – 0.6%
197,284	Eaton Corp. PLC(b)	26,309,794
50,567	Hubbell, Inc.(b)	11,276,441

		37,586,235

	Electronic Equipment, Instruments & Components – 0.7%
97,069	CDW Corp.(b)	15,150,530
375,436	Corning, Inc.(b)	10,895,153
26,442	Teledyne Technologies, Inc.(a)(b)	8,923,382
33,350	Zebra Technologies Corp., Class A(a)(b)	8,738,033

		43,707,098

	Energy Equipment & Services – 0.3%
710,523	Halliburton Co.(b)	17,493,076

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – continued
102,771	Helmerich & Payne, Inc.(b)	$3,799,444

		21,292,520

	Entertainment – 1.2%
81,510	Live Nation Entertainment, Inc.(a)(b)	6,198,020
112,254	Netflix, Inc.(a)(b)	26,429,082
6,573	Roku, Inc.(a)	370,717
475,272	Walt Disney Co. (The)(a)(b)	44,832,408

		77,830,227

	Food & Staples Retailing – 1.8%
26,487	Casey’s General Stores, Inc.(b)	5,364,147
109,105	Costco Wholesale Corp.(b)	51,527,018
272,290	Kroger Co. (The)(b)	11,912,688
115,434	U.S. Foods Holding Corp.(a)(b)	3,052,075
338,093	Walmart, Inc.(b)	43,850,662

		115,706,590

	Food Products – 1.0%
61,781	Bunge Ltd.(b)	5,101,257
285,638	Hormel Foods Corp.(b)	12,979,391
74,762	Lamb Weston Holdings, Inc.(b)	5,785,083
698,295	Mondelez International, Inc., Class A(b)	38,287,515
52,500	Post Holdings, Inc.(a)(b)	4,300,275

		66,453,521

	Gas Utilities – 0.0%
76,973	UGI Corp.(b)	2,488,537

	Health Care Equipment & Supplies – 2.4%
461,268	Abbott Laboratories(b)	44,632,292
180,302	Baxter International, Inc.(b)	9,711,066
554,460	Boston Scientific Corp.(a)(b)	21,474,236
218,970	Edwards Lifesciences Corp.(a)(b)	18,093,491
3,008	Insulet Corp.(a)	690,035
108,519	Intuitive Surgical, Inc.(a)(b)	20,340,801
367,658	Medtronic PLC(b)	29,688,383
55,109	STERIS PLC(b)	9,163,525
24,419	Teleflex, Inc.(b)	4,919,452

		158,713,281

	Health Care Providers & Services – 3.4%
401,823	CVS Health Corp.(b)	38,321,860
83,702	Elevance Health, Inc.(b)	38,020,796
88,160	HCA Healthcare, Inc.(b)	16,202,926
16,707	Molina Healthcare, Inc.(a)(b)	5,510,637
227,229	UnitedHealth Group, Inc.(b)	114,759,734
65,316	Universal Health Services, Inc., Class B(b)	5,759,565

		218,575,518

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	$5,801,962

	Hotels, Restaurants & Leisure – 1.7%
12,802	Booking Holdings, Inc.(a)(b)	21,036,374
153,850	Hilton Grand Vacations, Inc.(a)(b)	5,060,127
187,641	Hilton Worldwide Holdings, Inc.(b)	22,633,258
198,491	McDonald’s Corp.(b)	45,799,813
174,700	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	1,158,261
105,955	Restaurant Brands International, Inc.(b)	5,634,687
12,225	Vail Resorts, Inc.	2,636,199
208,390	Wendy’s Co. (The)(b)	3,894,809

		107,853,528

	Household Durables – 0.2%
2,420	NVR, Inc.(a)(b)	9,648,734
129,073	Toll Brothers, Inc.(b)	5,421,066

		15,069,800

	Household Products – 1.4%
74,282	Clorox Co. (The)(b)	9,537,066
660,603	Procter & Gamble Co. (The)(b)	83,401,129

		92,938,195

	Industrial Conglomerates – 1.2%
205,207	3M Co.(b)	22,675,374
317,564	General Electric Co.(b)	19,660,387
213,732	Honeywell International, Inc.(b)	35,686,832

		78,022,593

	Insurance – 2.2%
577,052	Aflac, Inc.(b)	32,430,322
62,761	American Financial Group, Inc.(b)	7,715,210
103,307	Aon PLC, Class A(b)	27,672,846
117,173	Arch Capital Group Ltd.(a)(b)	5,336,059
187,556	Arthur J. Gallagher & Co.(b)	32,113,338
161,064	Brown & Brown, Inc.(b)	9,741,151
74,687	Fidelity National Financial, Inc.(b)	2,703,669
157,228	Lincoln National Corp.(b)	6,903,882
3,155	Markel Corp.(a)(b)	3,420,714
25,430	RenaissanceRe Holdings Ltd.(b)	3,570,118
329,593	Unum Group(b)	12,788,208

		144,395,517

	Interactive Media & Services – 4.8%
561,560	Alphabet, Inc., Class A(a)(b)	53,713,214
1,868,162	Alphabet, Inc., Class C(a)(b)	179,623,776
48,444	Match Group, Inc.(a)(b)	2,313,201
488,450	Meta Platforms, Inc., Class A(a)(b)	66,272,896
218,340	Twitter, Inc.(a)(b)	9,572,026

		311,495,113

Shares	Description	Value (†)

Common Stocks – continued

	Internet & Direct Marketing Retail – 3.3%
1,813,960	Amazon.com, Inc.(a)(b)	$204,977,480
45,683	Etsy, Inc.(a)(b)	4,574,239
3,379	MercadoLibre, Inc.(a)	2,797,068

		212,348,787

	IT Services – 4.5%
150,496	Accenture PLC, Class A(b)	38,722,621
141,064	Automatic Data Processing, Inc.(b)	31,907,266
51,279	Block, Inc.(a)(b)	2,819,832
114,609	DXC Technology Co.(a)	2,805,628
16,340	EPAM Systems, Inc.(a)(b)	5,918,185
198,261	Fidelity National Information Services, Inc.(b)	14,982,584
37,892	Gartner, Inc.(a)(b)	10,484,338
196,629	Mastercard, Inc., Class A(b)	55,909,490
160,547	Paychex, Inc.(b)	18,014,979
300,792	PayPal Holdings, Inc.(a)(b)	25,889,168
70,477	Shopify, Inc., Class A(a)	1,898,650
21,371	SS&C Technologies Holdings, Inc.(b)	1,020,465
8,665	Twilio, Inc., Class A(a)	599,098
72,450	VeriSign, Inc.(a)(b)	12,584,565
376,825	Visa, Inc., Class A(b)	66,942,961

		290,499,830

	Leisure Products – 0.0%
19,460	Polaris, Inc.	1,861,349

	Life Sciences Tools & Services – 1.8%
151,550	Avantor, Inc.(a)(b)	2,970,380
180,464	Danaher Corp.(b)	46,612,046
29,853	ICON PLC(a)(b)	5,486,384
52,796	Illumina, Inc.(a)(b)	10,072,949
101,430	Thermo Fisher Scientific, Inc.(b)	51,444,282

		116,586,041

	Machinery – 1.6%
164,740	Caterpillar, Inc.(b)	27,030,539
89,903	Cummins, Inc.(b)	18,296,160
78,757	Deere & Co.(b)	26,296,175
93,267	Parker-Hannifin Corp.(b)	22,599,527
121,067	Pentair PLC(b)	4,918,952
63,733	Timken Co. (The)(b)	3,762,796

		102,904,149

	Media – 0.6%
1,121,178	Comcast Corp., Class A(b)	32,884,151
33,220	Liberty Broadband Corp., Class C(a)(b)	2,451,636
532,406	Sirius XM Holdings, Inc.(b)	3,040,038

		38,375,825

	Metals & Mining – 0.3%
28,464	Alcoa Corp.(b)	958,098

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – continued
272,189	Newmont Corp.(b)	$11,440,104
116,378	Southern Copper Corp.(b)	5,218,389
47,801	Steel Dynamics, Inc.(b)	3,391,481

		21,008,072

	Multi-Utilities – 1.6%
318,845	Ameren Corp.(b)	25,682,965
346,710	Consolidated Edison, Inc.(b)	29,733,849
346,734	Public Service Enterprise Group, Inc.(b)	19,496,853
314,004	WEC Energy Group, Inc.(b)	28,081,378

		102,995,045

	Multiline Retail – 0.4%
101,909	Nordstrom, Inc.	1,704,937
152,451	Target Corp.(b)	22,622,204

		24,327,141

	Oil, Gas & Consumable Fuels – 4.2%
346,281	Cenovus Energy, Inc.(b)	5,322,339
61,621	Cheniere Energy, Inc.(b)	10,223,540
451,420	Chevron Corp.(b)	64,855,511
436,130	ConocoPhillips(b)	44,633,544
69,250	Continental Resources, Inc.(b)	4,626,593
31,490	Enbridge, Inc.(b)	1,168,279
988,936	Exxon Mobil Corp.(b)	86,344,002
61,365	HF Sinclair Corp.(b)	3,303,892
249,755	Occidental Petroleum Corp.(b)	15,347,445
254,599	ONEOK, Inc.(b)	13,045,653
117,666	Suncor Energy, Inc.(b)	3,312,298
37,460	Targa Resources Corp.(b)	2,260,336
147,988	Valero Energy Corp.(b)	15,812,518

		270,255,950

	Personal Products – 0.1%
66,558	BellRing Brands, Inc.(a)(b)	1,371,760
124,539	Herbalife Nutrition Ltd.(a)(b)	2,477,081

		3,848,841

	Pharmaceuticals – 4.7%
577,842	Bristol-Myers Squibb Co.(b)	41,078,788
187,963	Eli Lilly & Co.(b)	60,777,836
14,229	Jazz Pharmaceuticals PLC(a)(b)	1,896,583
581,508	Johnson & Johnson(b)	94,995,147
597,588	Merck & Co., Inc.(b)	51,464,279
1,259,109	Pfizer, Inc.(b)	55,098,610

		305,311,243

	Professional Services – 0.3%
52,260	Booz Allen Hamilton Holding Corp.(b)	4,826,211
97,840	CoStar Group, Inc.(a)(b)	6,814,556
63,383	ManpowerGroup, Inc.(b)	4,100,246

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – continued
53,033	TransUnion(b)	$3,154,933

		18,895,946

	Real Estate Management & Development – 0.0%
56,375	Zillow Group, Inc., Class C(a)	1,612,889

	REITs - Apartments – 0.7%
252,006	American Homes 4 Rent, Class A(b)	8,268,317
85,332	Camden Property Trust(b)	10,192,907
409,105	Invitation Homes, Inc.(b)	13,815,476
265,036	UDR, Inc.(b)	11,054,652

		43,331,352

	REITs - Diversified – 0.8%
139,966	American Tower Corp.(b)	30,050,700
361,090	Duke Realty Corp.(b)	17,404,538
100,874	W.P. Carey, Inc.(b)	7,041,005

		54,496,243

	REITs - Health Care – 0.3%
260,504	Healthcare Realty Trust, Inc.(b)	5,431,508
453,565	Medical Properties Trust, Inc.(b)	5,379,281
450,523	Sabra Health Care REIT, Inc.(b)	5,910,862

		16,721,651

	REITs - Manufactured Homes – 0.3%
143,552	Equity LifeStyle Properties, Inc.(b)	9,020,808
68,343	Sun Communities, Inc.(b)	9,248,858

		18,269,666

	REITs - Mortgage – 0.0%
128,993	Annaly Capital Management, Inc.	2,213,520

	REITs - Office Property – 0.1%
188,262	Douglas Emmett, Inc.(b)	3,375,538
61,813	Kilroy Realty Corp.(b)	2,602,945

		5,978,483

	REITs - Single Tenant – 0.1%
221,497	National Retail Properties, Inc.(b)	8,828,870

	REITs - Storage – 0.1%
151,601	CubeSmart(b)	6,073,136

	Road & Rail – 0.9%
115,540	Canadian Pacific Railway Ltd.(b)	7,708,829
836,813	CSX Corp.(b)	22,292,698
47,741	J.B. Hunt Transport Services, Inc.(b)	7,467,647
47,143	Lyft, Inc., Class A(a)	620,873
62,946	Old Dominion Freight Line, Inc.(b)	15,659,077
108,199	Uber Technologies, Inc.(a)(b)	2,867,274

Shares	Description	Value (†)

Common Stocks – continued

	Road & Rail – continued
36,648	XPO Logistics, Inc.(a)	$1,631,569

		58,247,967

	Semiconductors & Semiconductor Equipment – 4.7%
397,068	Advanced Micro Devices, Inc.(a)(b)	25,158,228
170,421	Analog Devices, Inc.(b)	23,746,462
259,279	Applied Materials, Inc.(b)	21,242,728
100,260	Broadcom, Inc.(b)	44,516,443
960,537	Intel Corp.(b)	24,753,039
148,999	Marvell Technology, Inc.(b)	6,393,547
304,535	Micron Technology, Inc.(b)	15,257,204
527,202	NVIDIA Corp.(b)	63,997,051
268,158	QUALCOMM, Inc.(b)	30,296,491
106,600	Teradyne, Inc.(b)	8,010,990
258,807	Texas Instruments, Inc.(b)	40,058,147

		303,430,330

	Software – 8.1%
121,776	Adobe, Inc.(a)(b)	33,512,755
33,266	Black Knight, Inc.(a)(b)	2,153,308
135,877	Cadence Design Systems, Inc.(a)(b)	22,206,378
80,963	Ceridian HCM Holding, Inc.(a)(b)	4,524,213
1,575,329	Microsoft Corp.(b)	366,894,124
450,728	Oracle Corp.(b)	27,525,959
39,126	Palo Alto Networks, Inc.(a)(b)	6,408,448
212,781	Salesforce, Inc.(a)(b)	30,606,419
53,072	ServiceNow, Inc.(a)(b)	20,040,518
48,409	VMware, Inc., Class A(b)	5,153,622
58,392	Workday, Inc., Class A(a)(b)	8,888,430
27,390	Zoom Video Communications, Inc., Class A(a)(b)	2,015,630

		529,929,804

	Specialty Retail – 2.2%
169,038	American Eagle Outfitters, Inc.	1,644,740
17,696	Burlington Stores, Inc.(a)(b)	1,980,005
20,171	Dick’s Sporting Goods, Inc.	2,110,693
106,125	Foot Locker, Inc.(b)	3,303,671
256,279	Home Depot, Inc. (The)(b)	70,717,627
210,858	Lowe’s Cos., Inc.(b)	39,601,241
26,690	O’Reilly Automotive, Inc.(a)(b)	18,772,412
17,808	Williams-Sonoma, Inc.(b)	2,098,673

		140,229,062

	Technology Hardware, Storage & Peripherals – 6.9%
3,248,146	Apple, Inc.(b)	448,893,777
63,335	Dell Technologies, Inc., Class C(b)	2,164,157

		451,057,934

	Textiles, Apparel & Luxury Goods – 0.5%
16,507	Lululemon Athletica, Inc.(a)(b)	4,614,697

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – continued
327,446	NIKE, Inc., Class B(b)	$27,217,311

		31,832,008

	Tobacco – 0.5%
816,747	Altria Group, Inc.(b)	32,980,244

	Trading Companies & Distributors – 0.1%
38,324	GATX Corp.(b)	3,263,289

	Total Common Stocks (Identified Cost $3,146,831,825)	6,248,776,366

Total Purchased Options – 1.9% (Identified Cost $63,673,879) (see detail below)		123,907,505

Principal Amount

Short-Term Investments – 2.0%
$130,148,105	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $130,160,035 on 10/03/2022 collateralized by $135,317,000 U.S. Treasury Bill, 0.000% due 3/30/2023 valued at $132,751,119 including accrued interest(c) (Identified Cost $130,148,105)	130,148,105

	Total Investments – 100.0% (Identified Cost $3,340,653,809)	6,502,831,976
	Other assets less liabilities – (0.0)%	(1,208,855)

	Net Assets – 100.0%	$6,501,623,121

Purchased Options – 1.9%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 1.9%
S&P 500® Index, Put(a)(d)	11/18/2022	3,250	2,509	$899,632,058	$10,636,906	$12,193,740
S&P 500® Index, Put(a)(d)	11/18/2022	3,350	2,509	899,632,058	11,374,551	16,960,840
S&P 500® Index, Put(a)(d)	12/16/2022	3,250	2,339	838,676,518	9,937,242	17,168,260
S&P 500® Index, Put(a)(d)	12/16/2022	3,625	2,510	899,990,620	16,070,275	47,514,300
S&P 500® Index, Put(a)(d)	1/20/2023	3,350	2,509	899,632,058	15,654,905	30,070,365

Total					$63,673,879	$123,907,505

Written Options – (1.0%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.0%)
S&P 500® Index, Call(d)	10/21/2022	4,000	(3,828)	$(1,372,575,336)	$(36,664,584)	$(1,023,990)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500® Index, Call(d)	10/21/2022	4,300	(1,914)	(686,287,668)	(23,521,067)	(28,710)
S&P 500® Index, Call(d)	10/31/2022	3,700	(1,914)	(686,287,668)	(13,680,315)	(13,685,100)
S&P 500® Index, Call(d)	10/31/2022	4,075	(1,915)	(686,646,230)	(21,539,458)	(569,713)
S&P 500® Index, Call(d)	11/18/2022	3,700	(3,829)	(1,372,933,898)	(55,971,193)	(36,375,500)
S&P 500® Index, Call(d)	11/18/2022	3,850	(1,914)	(686,287,668)	(21,657,867)	(8,105,790)
S&P 500® Index, Call(d)	11/18/2022	3,950	(1,914)	(686,287,668)	(21,013,863)	(4,229,940)

Total					$(194,048,347)	$(64,018,743)

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,248,776,366	$—	$—	$6,248,776,366
Purchased Options*	123,907,505	—	—	123,907,505
Short-Term Investments	—	130,148,105	—	130,148,105

Total	$6,372,683,871	$130,148,105	$—	$6,502,831,976

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(64,018,743)	$—	$—	$(64,018,743)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2022, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2022:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$123,907,505

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(64,018,743)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2022 (Unaudited)

Software	8.1%
Technology Hardware, Storage & Peripherals	6.9
Interactive Media & Services	4.8
Pharmaceuticals	4.7
Semiconductors & Semiconductor Equipment	4.7
IT Services	4.5
Oil, Gas & Consumable Fuels	4.2
Health Care Providers & Services	3.4
Internet & Direct Marketing Retail	3.3
Banks	3.3
Automobiles	2.5
Health Care Equipment & Supplies	2.4
Capital Markets	2.4
Insurance	2.2
Specialty Retail	2.2
Biotechnology	2.1
Other Investments, less than 2% each	36.3
Short-Term Investments	2.0

Total Investments	100.0
Other assets less liabilities (including open written options)	(0.0)*

Net Assets	100.0%

*	Less than 0.1%